Offerings - Offering: 1	Aug. 07, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2034
Maximum Aggregate Offering Price	$ 1,247,962,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,343.62
Offering Note	The maximum aggregate offering price of the securities to which the prospectus relates is $1,247,962,500. The prospectus is a final prospectus for the related offering.